Income Tax Expense	12 Months Ended
Mar. 31, 2025
Income Tax Expense [Abstract]
Income tax expense
18.	Income tax expense

The major components of income tax expense recognized in profit or loss for the years ended March 31, 2023, 2024 and 2025 were:

	March 31, 2023	March 31, 2024	March 31, 2025
	US$	US$	US$
Current income tax
Current year’s provision	124,033	223,455	149,467
Over provision in respect of prior years	—	—	(114,028)
	124,033	223,455	35,439
Deferred taxation
Current year (Note 5)	(13,224)	(45,354)	(16,158)
	110,809	178,101	19,281

Relationship between tax expense and accounting profits

Domestic income tax is calculated at 20% (2024: 20%) of the estimated assessable profits for the financial years. Taxation for other jurisdictions is calculated at the rates prevailing in the relevant jurisdictions.

A reconciliation between tax expense and the product of accounting profits multiplied by Cambodia income tax rate for the financial years ended March 31, 2023, 2024, and 2025 were as follows:

	March 31, 2023	March 31, 2024	March 31, 2025
	US$	US$	US$
Profit before income tax	855,308	1,297,633	228,954

Tax calculated at tax rate of 20% (2024: 20%)	171,062	259,527	45,791

Effects of:
Income not subject to tax	(2,291)	(27,286)	—
Expenses not deductible for tax purposes	44,602	34,759	68,010
Utilization of deferred tax assets previously not recognized	(189,748)	(112,077)	(129,959)
Effect of minimum tax rates in Cambodia	127,920	46,472	149,467
Over provision in respect of prior year	—	—	(114,028)
Different tax rates in foreign jurisdiction	(40,736)	(23,294)	—
	110,809	178,101	19,281

Deferred income tax assets are recognized for tax losses and capital allowances carried forward to the extent that realization of the related tax benefits through future taxable profits is probable.

For the financial year ended March 31, 2025, the Group had unrecognized provisions of approximately US$1,567,000 (March 31, 2024: US$2,217,000) at the reporting date which can be carried forward and used to offset against future taxable income subject to meeting certain statutory requirements. The tax losses and capital allowances have no expiry date.

Cayman Islands

Under the current laws of Cayman Islands, the Company is not subject to any income tax.

BVI

Under the current laws of BVI, PMV is not subject to any income tax.